Pensions and Other Benefit Plans (Details 8) (USD $) In Millions, unless otherwise specified	Dec. 29, 2013	Dec. 30, 2012
Retirement Plans [Member]
Amounts Recognized in Accumulated Other Comprehensive Income consist of the following:
Net actuarial loss	$ 3,344	$ 7,586
Prior service cost (credit)	26	9
Unrecognized net transition obligation	2	2
Total before tax effects	3,372	7,597
Accumulated Benefit Obligations - end of year	19,203	19,267
Other Benefit Plans [Member]
Amounts Recognized in Accumulated Other Comprehensive Income consist of the following:
Net actuarial loss	1,732	1,601
Prior service cost (credit)	(6)	(14)
Unrecognized net transition obligation	0	0
Total before tax effects	$ 1,726	$ 1,587